Consolidated Statements of Equity and Temporary Equity (Parenthetical) - $ / shares	3 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Stockholders' Equity [Abstract]
Distributions Per Share	$ 0.15	$ 0.15	$ 0.45	$ 0.6	$ 0.6	$ 0.6